Securities Sold Under Repurchase Agreements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Securities sold under repurchase agreements	$ 736	$ 2,035
Maximum amounts of outstanding repurchase agreements	2,070	3,514
Average daily balance outstanding	$ 1,214	$ 2,505
Weighted average interest rate on outstanding balance (as a percent)	0.25%	0.25%